Equity and Noncontrolling Interests (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended									6 Months Ended				12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Number of shares repurchased in the period												1,579,849
Equity and noncontrolling interests
Balance, beginning of year					$ 2,486					$ 1,699		$ 2,486		$ 2,486
Balance, beginning of year, noncontrolling interest					31					26		31		31
Balance, beginning of year			2,711		2,517				2,608	1,725		2,517		2,517		2,608		2,229
Other comprehensive income (loss), net of tax:
Net income (loss) attributable to Willis Group Holdings	105	(805)	26	108	225	25	60	85	34	324		333		(446)		204		455
Net income	2			2						6		9		13		16		15
Net (loss) income	107	(801)	26	110	232	29	60	89	42	330		342		(433)		220		470
Other comprehensive (loss) income, net of tax	6			(31)						(30)		0		(106)		(203)		53
Other comprehensive (loss) income, net of tax, portion attributable to noncontrolling interest	0			(1)						(1)		0		0		(1)		(2)
Other comprehensive (loss) income, net of tax	6			(32)						(31)		0		(106)		(204)		51
Comprehensive income	111			77						294		333		(552)		1		508
Comprehensive income attributable noncontrolling interest	2			1						5		9		13		15		13
Comprehensive (loss) income	113			78						299		342		(539)		16		521
Dividends										(106)		(105)		(198)		(195)		(204)
Additional paid-in capital										86		39		81		88		67
Repurchase of shares										0	[1]	(56)	[1]	(100)	[2]	0	[2]	0	[2]
Purchase of subsidiary shares from noncontrolling interest														(39)		0		(5)
Purchase of subsidiary shares from noncontrolling interests, net										(4)		(29)
Additional noncontrolling interests										0		3
Adjustments to group shareholding, disposal of noncontrolling interest														3		0		0
Balance, end of year	1,977	1,699				2,486				1,977				1,699		2,486
Balance, end of year, noncontrolling interest	23	26				31				23				26		31
Balance, end of year	2,000	1,725		2,711		2,517				2,000		2,711		1,725		2,517		2,608
Average price of repurchased shares														$ 35.87
Repurchased Shares Average Price												$ 35.31
Common Stock [Member]
Number of shares repurchased in the period														2,796,546		0		0
Willis Group Holdings shareholders [Member]
Equity and noncontrolling interests
Balance, beginning of year					2,486				2,577	1,699		2,486		2,486		2,577		2,180
Balance, beginning of year					2,486				2,577	1,699		2,486		2,486		2,577
Other comprehensive income (loss), net of tax:
Net income (loss) attributable to Willis Group Holdings										324		333		(446)		204		455
Other comprehensive (loss) income, net of tax										(30)		0		(106)
Comprehensive income										294		333		(552)
Dividends										(98)		(94)		(187)		(180)		(178)
Additional paid-in capital										86		39		81		88		67
Repurchase of shares										0	[1]	(56)	[1]	(100)		0		0
Purchase of subsidiary shares from noncontrolling interest														(31)		0		0
Purchase of subsidiary shares from noncontrolling interests, net										(4)		(23)
Disposal of noncontrolling interests														2		0		0
Additional noncontrolling interests										0		2
Balance, end of year	1,977	1,699		2,687		2,486				1,977		2,687		1,699		2,486		2,577
Balance, end of year		1,699				2,486								1,699		2,486		2,577
Noncontrolling Interest [Member]
Equity and noncontrolling interests
Balance, beginning of year, noncontrolling interest					31				31	26		31		31		31		49
Balance, beginning of year					31				31	26		31		31		31		49
Other comprehensive income (loss), net of tax:
Net income										6		9		13		16		15
Net (loss) income														13		16		15
Other comprehensive (loss) income, net of tax, portion attributable to noncontrolling interest										(1)		0		0		(1)		(2)
Comprehensive income attributable noncontrolling interest										5		9		13		15		13
Dividends										(8)		(11)		(11)		(15)		(26)
Additional paid-in capital										0		0
Repurchase of shares										0	[1]	0	[1]
Purchase of subsidiary shares from noncontrolling interests, net										0		(6)		(8)		0		(5)
Additional noncontrolling interests										0		1		1		0		0
Balance, end of year, noncontrolling interest	23	26		24		31				23		24		26		31		31
Balance, end of year		$ 26				$ 31								$ 26		$ 31		$ 31

[1]	Based on settlement date we repurchased 1,579,849 shares at an average price of $35.31 in the six months ended June 30, 2012.
[2]	Based on settlement date the Company repurchased 2,796,546 shares at an average price of $35.87 in 2012.